Amortizable Intangible Assets and Unamortizable Intangible Assets (Detail) - USD ($) $ in Thousands		12 Months Ended
		Apr. 27, 2019	Apr. 28, 2018		Apr. 27, 2019	Apr. 28, 2018
Intangible Assets by Major Class [Line Items]
Gross Carrying Amount						$ 17,256
Accumulated Amortization						(16,901)
Total						355
Beginning Balance	[1]	$ 309,294
Impairment	[1]	(5,594)
Ending Balance		303,700	$ 309,294	[1]
Total amortizable and unamortizable, intangible assets					$ 303,736	309,649
Unamortizable intangible assets		303,700	309,294	[1]	303,700	309,294	[1]
Trade name
Intangible Assets by Major Class [Line Items]
Beginning Balance	[1]	293,400
Ending Balance	[1]	293,400	293,400
Unamortizable intangible assets	[1]	293,400	293,400		293,400	293,400
Publishing contracts
Intangible Assets by Major Class [Line Items]
Beginning Balance	[1]	15,894
Impairment	[1]	(5,594)
Ending Balance	[1]	10,300	15,894
Unamortizable intangible assets	[1]	$ 15,894	$ 15,894		10,300	15,894
Technology
Intangible Assets by Major Class [Line Items]
Gross Carrying Amount						10,710
Accumulated Amortization						(10,404)
Total						306
Technology | Minimum
Intangible Assets by Major Class [Line Items]
Useful Life			5 years
Technology | Maximum
Intangible Assets by Major Class [Line Items]
Useful Life			10 years
Other
Intangible Assets by Major Class [Line Items]
Gross Carrying Amount					6,639	6,546
Accumulated Amortization					(6,603)	(6,497)
Total					$ 36	$ 49
Other | Minimum
Intangible Assets by Major Class [Line Items]
Useful Life		3 years	3 years
Other | Maximum
Intangible Assets by Major Class [Line Items]
Useful Life		10 years	10 years

[1]	See Note 1 for discussion on impairment testing of unamortizable intangible assets.